Finance Receivables - Summary of Changes in Reserve for Repurchase Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securities Purchased under Agreements to Resell, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 4,241	$ 4,978	$ 4,983
Effects of adopting fair value option	(4,241)	0	0
Provision for repurchase liabilities	0	9,168	14,865
Finance receivables charged off	0	(10,755)	(15,581)
Recoveries of charge offs	0	850	711
Ending balance	$ 0	$ 4,241	$ 4,978